CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income from continuing operation	$ 123	$ (5,983)	$ (19,372)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Bad debt provisions (recovery)	(119)	100	258
Depreciation and amortization	963	808	1,990
Amortization of right-of-use asset	14	17	571
Share-based compensation	5	60	186
Loss from and impairment on long-term investments	(114)	2,670	2,990
Loss on disposal of property and equipment	0	0	0
Cost of non-deductible input VAT that generated in prior years	132	27	521
Changes in assets and liabilities
Accounts receivable	1,338	737	7,882
Prepaid concession fees	0	628	(628)
Other current assets	1,136	2,422	3,375
Long-term deposits	371	142	(131)
Amount due from related parties	0	0	27
Accounts payable	(4,173)	(2,591)	(3,846)
Accrued expenses and other current liabilities	(430)	(457)	414
Deferred revenue	(453)	4,317	839
Amount due to related parties	(87)	76	0
Income tax payable	(370)	(1,098)	571
Lease liabilities	(13)	(17)	(890)
Net cash (used in) provided by continuing operation	(1,677)	1,858	(5,243)
Net cash (used in) provided by discontinued operation	(140)	(1,244)	268
Net cash (used in) provided by operating activities	(1,817)	614	(4,975)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	0	0	0
Proceeds from disposal of equity investment	0	0	0
Proceeds from disposal of subsidiaries	0	0	0
Net cash provided by continuing operation	0	0	0
Net cash (used in) provided by discontinued operation	0	0	0
Net cash (used in) provided by investing operation	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term bank loans	0	10,745	18,938
Cash repaid for short-term bank loans	(12,822)	(11,942)	(6,762)
Cash repaid for long-term loan	0	0	(2,605)
Cash repaid to third party	0	(537)	(18,171)
Cash received from loans due to related parties	11,600	1,098	0
Cash received from loans due to third parties	0	2,449	0
Loans provided to related parties	0	(601)	0
Cash repaid for loan due to related parties	0	0	(1,531)
Capital contribution from non-controlling interest	0	0	698
Net cash (used in) provided by continuing operation	(1,222)	1,212	(9,433)
Net cash (used in) provided by discontinued operation	0	0	0
Net cash (used in) provided by financing activities	(1,222)	1,212	(9,433)
Effect of exchange rate changes	509	(695)	367
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,530)	1,131	(14,041)
Cash, cash equivalents and restricted cash, at beginning of year	2,700	1,569	15,610
Cash, cash equivalents and restricted cash, at end of year	170	2,700	1,569
Less: cash and cash equivalents of discontinued operations at end of period	20	198	268
Total cash, cash equivalents and restricted cash	150	2,502	1,301
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	0	12	72
Interests paid	0	838	784
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	0	34,179	8,950
Dividend from a RPT to settle the payable to that RPT	0	0	0
Recognition of right-of-use and lease payment liability	$ 0	$ 0	$ 94